As filed with the Securities and Exchange Commission on May 19, 1997


                                                        Registration No. 2-98410
                                                                        811-4328


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                         Post-Effective Amendment No. 17

                                       To

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF A UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2
                           PURSUANT TO THE INVESTMENT
                               COMPANY ACT OF 1940

                       FIRST INVESTORS LIFE LEVEL PREMIUM
                             VARIABLE LIFE INSURANCE
                              (SEPARATE ACCOUNT B)
                                 (Name of Trust)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 95 Wall Street
                            New York, New York 10005
                   (Complete address of depositor's principal
                               executive offices)

                               Richard H. Gaebler
                                    President
                     First Investors Life Insurance Company
                                 95 Wall Street
                            New York, New York 10005
                (Name and complete address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on May 20, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 26, 1997.

                                TABLE OF CONTENTS

                                   TO FORM S-6



Contents of Post-Effective Amendment No. 17 to Registration Statement of First Investors Life Level Premium Variable Life Insurance.


1.       The Facing Page

2.       The Undertaking to file reports

3.       The Signature Page

4.       Powers of Attorney

5.       The following Exhibits:

         99.Al      Board Resolutions
         99.A2      Safekeeping Agreement
         99.A3A     Underwriting Agreement
         99.A3B     Specimen Associate's Agreement
         99.A3C     Commission Schedule
         99.A5      Specimen Variable Life Insurance Policy
         99.A6      Declaration of Intention and Charter and By-laws of FIL

The sole purpose of this Post-Effective Amendment No. 17 is to electronically file certain exhibits previously filed with the Commission in paper format. The Prospectus to this Post-Effective Amendment No. 17 has been filed with the Commission on April 28, 1997 in Registrant's Post-Effective Amendment No. 16 (File No. 2-98410).

                                    EXHIBITS

1.    (A - Form N-8B-2)

      1.       Resolution of Board of Directors Creating Separate Account

      2.       Safekeeping Agreement

      3(a)     Underwriting Agreement

      3(b)     Specimen Associate's Agreement

      3(c)     Commission schedule

      4.       Not Applicable

      5.       Specimen Variable Life Insurance Policy

      6. Certificate of Incorporation, as amended, and By-Laws, as amended, of First Investors Life Insurance Company

      7.       See (5) above

      8.       Not Applicable

      9.       Not Applicable

      10.      Not Applicable

2./1/ Opinion of Counsel

3.    Not Applicable

4.    Not Applicable

5.    Not Applicable

----------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 filed with the Commission on February 26, 1997.

                           Undertaking To File Reports


         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                   Representation Regarding Reasonableness of
                        Aggregate Policy Fees and Charges
                    Pursuant to Section 26(a)(e)(2)(A) of the
                         Investment Company Act of 1940

         First Investors Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Policies. First Investors Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 under prior to October 1996, including the range of industry practice.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of May, 1997.


                                  FIRST INVESTORS LIFE LEVEL
                                  PREMIUM VARIABLE LIFE INSURANCE
                                  (SEPARATE ACCOUNT B)
                                  (Registrant)

                                  BY: FIRST INVESTORS LIFE
                                      INSURANCE COMPANY
                                      (Depositor)
ATTEST:

/s/ Carol Lerner Brown            By /s/ Richard H. Gaebler
-----------------------------        -----------------------------
Carol Lerner Brown, Secretary        Richard H. Gaebler, President


         As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURE                      TITLE                    DATE
      ---------                      -----                    ----

/s/ Richard H. Gaebler        President                   May 16, 1997
---------------------
Richard H. Gaebler

/s/ Lawrence M. Falcon        Senior Vice President       May 16, 1997
---------------------         and Comptroller
Lawrence M. Falcon

/s/ Richard H. Gaebler        Director                    May 16, 1997
---------------------
Richard H. Gaebler


Glenn O. Head*                Chairman and Director       May 16, 1997
Jay G. Baris*                 Director                    May 16, 1997
George V. Ganter*             Director                    May 16, 1997
Robert J. Grosso*             Director                    May 16, 1997
Scott Hodes*                  Director                    May 16, 1997
Jackson Ream*                 Director                    May 16, 1997
Nelson Schaenen Jr.*          Director                    May 16, 1997
John T. Sullivan*             Director                    May 16, 1997
Kathryn S. Head*              Director                    May 16, 1997
Glenn T. Dallas*


* By:/s/ Richard H. Gaebler
     ----------------------
     Richard H. Gaebler
     Attorney-In-Fact
     Pursuant to Power of
     Attorney previously filed

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.



                                                 /s/ Richard H. Gaebler

                                                     Richard H. Gaebler

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ Glenn O. Head

                                                     Glenn O. Head

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ Scott Hodes

                                                     Scott Hodes

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ Kathryn S. Head

                                                     Kathryn S. Head

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.



                                                 /s/ Jackson Ream

                                                     Jackson Ream

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.



                                                 /s/ Nelson Schaenen, Jr.

                                                     Nelson Schaenen, Jr.

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ John T. Sullivan

                                                     John T. Sullivan

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ George V. Ganter

                                                     George V. Ganter

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.



                                                 /s/ Jay G. Baris

                                                     Jay G. Baris

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ Robert J. Grosso

                                                     Robert J. Grosso

           FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE



                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of First Investors Life Insurance Company, as Depositor of First Investors Life Level Premium Variable Life Insurance, hereby appoints Glenn O. Head or Richard H. Gaebler, and each of them his true and lawful attorney to execute in his name, place and stead and on his behalf a Registration Statement on Form S-6 for the registration pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 of variable life insurance policies, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF the undersigned has subscribed these presents this 7th day of November, 1996.


                                                 /s/ Glenn T. Dallas

                                                     Glenn T. Dallas